Share Capital	12 Months Ended
Jan. 31, 2025
Share Capital
Share Capital

Note 15 – Share Capital

On July 15, 2022, we filed a final short-form base shelf prospectus (the “2022 Base Shelf Prospectus”), allowing us to offer and issue an unlimited quantity of the following securities during the 25-month period following thereafter: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. No securities were sold pursuant to the 2022 Base Shelf Prospectus, which was withdrawn in July 2024.

On July 15, 2024, we filed a final short-form base shelf prospectus (the “2024 Base Shelf Prospectus”), allowing us to offer and issue an unlimited quantity of the following securities during the 25-month period following thereafter: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities may be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one or more shelf prospectus supplements. No securities have yet been sold pursuant to the 2024 Base Shelf Prospectus.

The following table sets forth the common shares outstanding (number of shares in thousands):

	January 31,	January 31,	January 31,
(thousands of shares)	2025	2024	2023
Balance, beginning of year	85,183	84,820	84,756
Shares issued:
Stock options and share units exercised	423	363	64
Issuance of common shares	-	—	—
Acquisitions (Note 3)	-	—	—
Balance, end of year	85,606	85,183	84,820

Cash flows provided from stock options and share units exercised during 2025, 2024 and 2023 were approximately $12.4 million, $9.3 million and $1.7 million, respectively.

For the years ended January 31, 2025, 2024 and 2023, the Company withheld 73,588, 63,330 and nil common shares, respectively, to satisfy employee tax withholding requirements for net share settlements of PSUs and RSUs. Total payments to satisfy employee tax withholding requirements for net share settlements of PSUs and RSUs were $6.7 million, $4.9 million and nil during 2025, 2024 and 2023, respectively, and are reflected as a financing activity in the consolidated statements of cash flows.